Summary of Significant Accounting Policies and Related Matters (Schedule of Goodwill and Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-lived Intangible Assets [Roll Forward]
Accumulated amortization	$ (1,632)	$ (1,156)	$ 0
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Finite-lived Intangible Assets [Roll Forward]
Beginning balance	47,791	0
Additions		48,947
Accumulated amortization	(1,632)	(1,156)
Ending balance	$ 46,159	$ 47,791	$ 0